Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE ETF TRUST
Prospectus Date	rr_ProspectusDate	Jan. 01, 2025
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Sands Capital Emerging Markets ex-China Growth ETF Summary
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Sands Capital Emerging Markets ex-China Growth ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this prospectus and, as a result, does not yet have a portfolio turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its assets in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries, excluding China and Hong Kong, that the Fund's sub-adviser, Sands Capital Management, LLC (“Sands Capital”) believes have above-average potential for revenue or earnings growth. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets. The Fund generally considers qualifying investments to be in companies that are domiciled in, organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 25 to 45 issuers selected on the basis of “bottom-up” research undertaken by Sands Capital.The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of November 30, 2024, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets. The Fund classifies frontier markets as those countries included in the MSCI Frontier Markets Index. As of November 30, 2024, the countries in the MSCI Frontier Markets Index included: Bahrain, Bangladesh, Benin, Burkina Faso, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kazakhstan, Kenya, Latvia, Lithuania, Mali, Mauritius, Morocco, Niger, Oman, Pakistan, Romania, Senegal, Serbia, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental factors (collectively, “ESG”) when it believes such factors may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG factors vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these factors is integrated into the investment decision making process to the extent it believes they may affect a company’s value creation potential.Sands Capital incorporates ESG analysis into its investment process to ensure that all risks and opportunities materially affecting an investment’s financial outcome are considered. While Sands Capital does not rely on top-down ratings, it assesses each company individually, integrating ESG factors to the extent they impact the company’s value-creating potential. An investment in a company with poor ESG scores may still be made if other factors strongly support the case and the company is thoughtfully managing its ESG impacts. In such cases, Sands Capital actively monitors material ESG trends and engages with the company with an intent to mitigate risks and enhance opportunities.Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s performance information is only shown when it has had a full calendar year of operations. Since the Fund had not commenced operations as of the date of this prospectus, there is no performance information included in this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s performance information is only shown when it has had a full calendar year of operations.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Large-Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Mid-Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Small-Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Equity-Related Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Equity-Related Securities Risk: The Fund may invest in equity-related securities, including low-exercise-price options (“LEPOs”), low-exercise-price-warrants (“LEPWs”), and participatory notes (“P-notes”) to gain exposure to issuers in certain emerging or frontier market countries. LEPOs, LEPWs, and P-notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. These securities may be listed on an exchange or traded over-the-counter, and are similar to ADRs. As a result, the risks of investing in LEPOs, LEPWs, and P-notes are similar to depositary receipts risk and foreign securities risk in general. Specifically these securities entail both counterparty risk—the risk that the issuer of the LEPO, LEPW, or P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms—and liquidity risk—the risk that a liquid market may not exist for such securities.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. To the extent that the securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the U.S. market is open, there are likely to be deviations between the current price of the securities held by the Fund and their last quoted price or the securities’ quote from the closed foreign market. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Frontier Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | India Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●India Risk: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of companies in India. Global economic developments may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. Investments in Indian securities may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Indian regulatory authorities. Investments in India are subject to risks presented by investments in an emerging market country, including liquidity risk. Religious, cultural and military disputes persist in India, and between India and Pakistan, and could hinder development of the Indian economy and impact the broader region. In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Growth-Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Economic and Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | ESG Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Risk: The Fund's sub-adviser may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when selecting investments for the Fund. The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Sector and Industry Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk: As an ETF, the Fund is subject to the following risks: ●Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for the Fund. To the extent APs exit the business, become unable or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other AP steps in to create or redeem, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting from the Exchange. ●Premium/Discount Risk: As with all ETFs, Fund shares may only be bought and sold in the secondary market at market prices. There may be times when the trading prices of Fund shares in the secondary market are more than the NAV (a premium) or less than the NAV (a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below a Fund’s NAV.●Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Fund shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed. All or a portion of the securities owned by the Fund may trade in a market that is closed while the Exchange on which the Fund’s shares are listed is open. As a result, there may be changes between the last quote for a security from a closed foreign market and the value of such security during the Fund’s domestic trading day, which could lead to differences between the market price of the ETF shares and the underlying value of those shares.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF | Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiverand/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[3]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	$ 321

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[2]	Other expenses are based on estimated amounts.
[3]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.79% of average daily net assets. This contractual expense limitation is effective through April 29, 2026, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.